NONVESTED SHARES (Tables)	12 Months Ended
Dec. 31, 2022
NONVESTED SHARES
Summary of information regarding the nonvested shares granted and vested

		Weighted average
		grant date
	Number of Shares	fair value

Outstanding at January 1, 2022	230,000	$11.09
Granted	313,000	$0.37
Forfeited	(8,000)	$1.28
Vested	(489,000)	$0.38
Outstanding at December 31, 2022	46,000	$0.55

Schedule of share-based compensation expenses

	Year ended December 31,
	2020	2021	2022

Fulfillment	$15	$15	$12
Selling and marketing	82	142	99
General and administrative	3,509	1,225	229
Total	$3,606	$1,382	$340